Management of financial risks - Rate impact (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Effect on loss (before tax) [Member] | NIS [Member]
Disclosure of management of financial risks rate impact [Line items]
+5%	€ 18	€ 12
-5%	(18)	(12)
Effect on loss (before tax) [Member] | USD
Disclosure of management of financial risks rate impact [Line items]
+5%	4	(4)
-5%	(5)	4
Effect on loss (before tax) [Member] | AUD
Disclosure of management of financial risks rate impact [Line items]
+5%	64	55
-5%	(71)	(61)
Effect on pretax equity [Member] | NIS [Member]
Disclosure of management of financial risks rate impact [Line items]
+5%	37	83
-5%	(39)	(91)
Effect on pretax equity [Member] | USD
Disclosure of management of financial risks rate impact [Line items]
+5%	13	(7)
-5%	(14)	8
Effect on pretax equity [Member] | AUD
Disclosure of management of financial risks rate impact [Line items]
+5%	284	208
-5%	€ (314)	€ (230)